General and administrative expenses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Depreciation and amortization	R$ (5,750)	R$ (5,064)	R$ (5,548)
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Personnel expenses	(31,317)	(28,245)	(25,158)
Compensation, Payroll charges, Welfare benefits, Provision for labor claims, Dismissals, Training and Other (1)	(24,558)	(22,273)	(20,693)
Employees’ profit sharing and Share-based payment (2)	6,759	5,972	4,465
Administrative expenses	(17,954)	(16,080)	(16,904)
Third-Party and Financial System Services, Security, Transportation and Travel expenses	7,873	7,335	7,224
Data processing and telecommunications	4,359	3,953	3,983
Installations and Materials	2,201	2,142	2,326
Advertising, promotions and publicity	(2,003)	(1,389)	(1,095)
Other	1,518	1,261	2,276
Depreciation and amortization	(5,750)	(5,548)	(5,064)
Other expenses	(14,143)	(12,676)	(17,081)
Selling - credit cards	6,183	5,292	4,391
Claims losses	1,143	1,038	778
Selling of non-financial products	(365)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	133	119	683
Provision for lawsuits civil	1,072	1,041	1,080
Provision for tax and social security lawsuits	607	(317)	191
Refund of interbank costs	354	352	270
Impairment	(16)	(440)	(6,201)
Other	(4,270)	(4,711)	(3,487)
Total	R$ (69,164)	R$ (62,549)	R$ (64,207)